SHORT-TERM LOAN (Details) (Short-term loan from China Merchants Bank, CNY) In Millions, unless otherwise specified	0 Months Ended
	Sep. 29, 2014	Sep. 29, 2014
Short-term loan from China Merchants Bank
SHORT-TERM LOAN
Total amount	4.9	4.9
Duration	6 months
Weighted average annual interest rate	5.66%	5.66%